Employee Benefit Plans (Details 9)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assumed healthcare cost trend rates
Healthcare cost trend rate	7.30%	7.80%
Direction and pattern of change, year	2012	2011
Year that rate reaches ultimate trend rate	2083	2083
Ultimate healthcare cost trend rate	4.30%	4.40%